UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22295
Investment Company Act File Number
Multi-Sector Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Multi-Sector Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 19.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Agriculture — 1.5%
Altria Group, Inc., 8.50%, 11/10/13	$1,000	$1,188,027

		$1,188,027

Beverages — 4.4%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$1,000	$1,112,464
Coca-Cola Enterprises, Inc., 7.375%, 3/3/14	1,000	1,202,281
Diageo Capital PLC, 4.828%, 7/15/20	1,000	1,088,366

		$3,403,111

Computers — 1.5%
Hewlett-Packard Co., 6.125%, 3/1/14	$1,000	$1,155,515

		$1,155,515

Electric — 1.7%
Dominion Resources, Inc., 5.20%, 8/15/19	$1,200	$1,343,554

		$1,343,554

Foods — 3.0%
Kraft Foods, Inc., Sr. Notes, 5.375%, 2/10/20	$1,000	$1,095,909
Kroger Co. (The), 6.40%, 8/15/17	1,000	1,180,713

		$2,276,622

Household Products — 1.5%
Fortune Brands, Inc., 6.375%, 6/15/14	$1,000	$1,123,110

		$1,123,110

Media — 1.4%
Walt Disney Co. (The), 6.375%, 3/1/12	$1,000	$1,087,188

		$1,087,188

Retail — 3.1%
CVS Caremark Corp., 5.75%, 6/1/17	$1,000	$1,126,756
Staples, Inc., 9.75%, 1/15/14	1,000	1,232,822

		$2,359,578

Telecommunications — 1.4%
Deutsche Telekom International Finance B.V., 5.25%, 7/22/13	$1,000	$1,090,947

		$1,090,947

Total Corporate Bonds & Notes (identified cost $14,375,278)		$15,027,652

Commercial Mortgage-Backed Securities — 61.4%

	Principal
	Amount
Security	(000’s omitted)	Value
BACM, Series 2003-2, Class A4, 5.061%, 3/11/41(1)	$1,500	$1,616,200
BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	1,500	1,567,897
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	1,500	1,584,783
BACM, Series 2005-1, Class A5, 5.148%, 11/10/42(1)	1,500	1,616,755
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	1,100	1,158,595
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(1)	1,250	1,348,484
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(1)	442	464,988
CGCMT, Series 2004-C1, Class A4, 5.372%, 4/15/40(1)	1,000	1,082,421
CGCMT, Series 2004-C2, Class A5, 4.733%, 10/15/41	1,300	1,373,917

	Principal
	Amount
Security	(000’s omitted)	Value
COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39	$1,500	$1,568,595
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	1,500	1,561,711
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(1)	1,500	1,559,571
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36(1)	1,300	1,382,321
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(1)	1,250	1,306,308
CSFB, Series 2004-C4, Class A5, 4.514%, 10/15/39	1,500	1,530,413
CSFB, Series 2005-C1, Class A4, 5.014%, 2/15/38(1)	1,250	1,321,916
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	1,000	1,038,322
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	1,260	1,333,346
GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39(1)	1,500	1,598,871
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	1,288	1,335,099
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	1,250	1,320,816
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(1)	1,250	1,337,552
JPMCC, Series 2003-C1, Class A2, 4.985%, 1/12/37	1,500	1,593,499
JPMCC, Series 2004-C1, Class A3, 4.719%, 1/15/38	1,000	1,045,067
JPMCC, Series 2005-CB11, Class A3, 5.197%, 8/12/37	1,250	1,290,230
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	1,150	1,191,514
LB-UBS, Series 2004-C6, Class A3, 4.547%, 8/15/29	1,000	1,008,235
MLMT, Series 2004-BPC1, Class A4, 4.724%, 10/12/41(1)	1,000	1,039,925
MSC, Series 2003-IQ4, Class A2, 4.07%, 5/15/40	1,500	1,560,039
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	1,250	1,339,223
MSC, Series 2004-IQ7, Class A4, 5.401%, 6/15/38(1)	1,250	1,346,503
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(1)	1,500	1,593,843
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(1)	1,500	1,588,526
WBCMT, Series 2004-C12, Class A4, 5.305%, 7/15/41(1)	1,225	1,321,404
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(1)	1,250	1,338,149

Total Commercial Mortgage-Backed Securities (identified cost $44,383,129)		$47,265,038

Short-Term Investments — 18.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(2)	$14,338	$14,338,308

Total Short-Term Investments (identified cost $14,338,308)		$14,338,308

Total Investments — 99.6% (identified cost $73,096,715)		$76,630,998

Call Options Written — (0.1)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
U.S. 5-Year Treasury Note Futures	60	$119	8/27/10	$(75,938)

Total Call Options Written (premiums received $18,540)				$(75,938)

Other Assets, Less Liabilities — 0.5%				$404,356

Net Assets — 100.0%				$76,959,416

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

GECMC	-	General Electric Commercial Mortgage Corporation

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

GSMS	-	Goldman Sachs Mortgage Securities Corporation II

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)		Weighted average fixed-rate coupon that changes/updates monthly.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $11,901 and $0, respectively.

A summary of open financial instruments at July 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	30 U.S. 10-Year Treasury Note	Short	$(3,601,770)	$(3,714,375)	$(112,605)

Written options activity for the fiscal year to date ended July 31, 2010 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	—	$—
Options written	215	363,894
Options terminated in closing purchase transactions	(15)	(11,314)
Options expired	(140)	(334,040)

Outstanding, end of period	60	$18,540

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Equity Risk: The Portfolio enters into options on an equity index to help manage the downside risk of exposure to corporate credit, especially on its holdings of high-yield corporate bonds.

Interest Rate Risk: The Portfolio holds fixed rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may purchase and sell U.S. Treasury futures contracts and options thereon.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2010 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Interest Rate	Written options	$—	$(75,938)
Interest Rate	Futures contracts	—	(112,605	)(1)

Total		$—	$(188,543)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$72,683,075

Gross unrealized appreciation	$3,947,923
Gross unrealized depreciation	—

Net unrealized appreciation	$3,947,923

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds & Notes	$—	$15,027,652	$—	$15,027,652
Commercial Mortgage-Backed Securities	—	47,265,038	—	47,265,038
Short-Term Investments	—	14,338,308	—	14,338,308

Total Investments	$—	$76,630,998	$—	$76,630,998

Liability Description

Call Options Written	$(75,938)	$—	$—	$(75,938)
Futures Contracts	(112,605)	—	—	(112,605)

Total	$(188,543)	$—	$—	$(188,543)

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

The Portfolio was substantially liquidated as of September 14, 2010 and is expected to be fully terminated on or before September 30, 2010.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Multi-Sector Portfolio

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date: September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date: September 24, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date: September 24, 2010